Condensed Consolidating Statement of Income Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues	$ 2,473,531		$ 2,279,613		$ 2,141,144
Cost of operations
Theatre operating expenses	1,778,331		1,673,184		1,583,615
General and administrative expenses	146,442		125,428		107,015
Depreciation and amortization	147,675		154,449		143,508
Impairment of long-lived assets	3,031		7,033		12,538
(Gain) loss on sale of assets and other	12,168		8,792		(431)
Total cost of operations	2,087,647		1,968,886		1,846,245
Operating income	385,884		310,727		294,899
Other income (expense)
Interest expense	(123,665)	[1]	(123,102)	[1]	(112,444)	[1]
Distributions from NCM	20,812		24,161		23,358
Equity in income (loss) of affiliates	13,109		5,651		(3,438)
Loss on early retirement of debt	(5,599)		(4,945)		(3)
Loss on marketable securities-RealD			(12,610)
Other income	8,459		7,943		7,156
Total other expense	(86,884)		(102,902)		(85,368)
Income before income taxes	299,000		207,825		209,531
Income taxes	126,216		73,872		58,601
Net income	172,784		133,953		150,930
Less: Net income attributable to noncontrolling interests	2,471		2,025		3,543
Net income attributable to Cinemark USA, Inc.	170,313		131,928		147,387
Parent Company
Revenues	665,280		608,978		596,034
Cost of operations
Theatre operating expenses	528,658		505,348		528,352
General and administrative expenses	19,452		18,535		18,006
Depreciation and amortization	33,475		34,542		30,993
Impairment of long-lived assets	1,364		3,156		1,270
(Gain) loss on sale of assets and other	1,357		3,717		2,418
Total cost of operations	584,306		565,298		581,039
Operating income	80,974		43,680		14,995
Other income (expense)
Interest expense	(110,683)		(111,421)		(103,192)
Distributions from NCM	1,383		1,566		1,245
Equity in income (loss) of affiliates	197,940		185,405		193,132
Loss on early retirement of debt	(5,599)		(4,945)
Loss on marketable securities-RealD			(12,610)
Other income	99		441		341
Total other expense	83,140		58,436		91,526
Income before income taxes	164,114		102,116		106,521
Income taxes	(6,199)		(29,812)		(40,866)
Net income	170,313		131,928		147,387
Net income attributable to Cinemark USA, Inc.	170,313		131,928		147,387
Subsidiary Guarantors
Revenues	1,040,394		995,704		1,030,777
Cost of operations
Theatre operating expenses	707,800		679,476		688,961
General and administrative expenses	73,862		62,379		57,695
Depreciation and amortization	60,568		76,603		79,469
Impairment of long-lived assets	1,329		479		4,072
(Gain) loss on sale of assets and other	10,898		4,789		3,897
Total cost of operations	854,457		823,726		834,094
Operating income	185,937		171,978		196,683
Other income (expense)
Interest expense	(10,187)		(10,556)		(11,213)
Equity in income (loss) of affiliates	54,783		54,922		48,772
Other income	111		265		3,064
Total other expense	44,707		44,631		40,623
Income before income taxes	230,644		216,609		237,306
Income taxes	67,585		61,853		69,679
Net income	163,059		154,756		167,627
Net income attributable to Cinemark USA, Inc.	163,059		154,756		167,627
Subsidiary Non-Guarantors
Revenues	803,133		720,594		585,411
Cost of operations
Theatre operating expenses	577,149		534,023		437,380
General and administrative expenses	53,128		44,514		31,314
Depreciation and amortization	53,632		43,304		33,046
Impairment of long-lived assets	338		3,398		7,196
(Gain) loss on sale of assets and other	(87)		286		(6,746)
Total cost of operations	684,160		625,525		502,190
Operating income	118,973		95,069		83,221
Other income (expense)
Interest expense	(2,871)		(1,280)		(936)
Distributions from NCM	19,429		22,595		22,113
Equity in income (loss) of affiliates	13,109		5,680		(3,467)
Other income	8,325		7,392		6,648
Total other expense	37,992		34,387		24,358
Income before income taxes	156,965		129,456		107,579
Income taxes	64,830		41,831		29,788
Net income	92,135		87,625		77,791
Less: Net income attributable to noncontrolling interests	2,471		2,025		3,543
Net income attributable to Cinemark USA, Inc.	89,664		85,600		74,248
Eliminations
Revenues	(35,276)		(45,663)		(71,078)
Cost of operations
Theatre operating expenses	(35,276)		(45,663)		(71,078)
Total cost of operations	(35,276)		(45,663)		(71,078)
Other income (expense)
Interest expense	76		155		2,897
Equity in income (loss) of affiliates	(252,723)		(240,356)		(241,875)
Other income	(76)		(155)		(2,897)
Total other expense	(252,723)		(240,356)		(241,875)
Income before income taxes	(252,723)		(240,356)		(241,875)
Net income	(252,723)		(240,356)		(241,875)
Net income attributable to Cinemark USA, Inc.	$ (252,723)		$ (240,356)		$ (241,875)

[1]	Includes amortization of debt issue costs.